Business Combinations and Disposal Group Held for Sale	12 Months Ended
Mar. 31, 2020
Disclosure Of Business Combinations [Abstract]
Business combinations and Disposal group held for sale

2.10 Business combinations and Disposal group held for sale

a.	Business combinations

Accounting Policy:

Business combinations have been accounted for using the acquisition method under the provisions of IFRS 3 (Revised), Business Combinations.

The cost of an acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of acquisition, which is the date on which control is transferred to the Group. The cost of acquisition also includes the fair value of any contingent consideration. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition.

The interest of non-controlling shareholders is initially measured either at fair value or at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity of subsidiaries.

Business combinations between entities under common control is outside the scope of IFRS 3 (Revised), Business Combinations and is accounted for at carrying value.

Transaction costs that the Group incurs in connection with a business combination such as finders’ fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred.

Brilliant Basics Holdings Limited:

On September 8, 2017, Infosys acquired 100% of the voting interests in Brilliant Basics Holdings Limited., UK, (Brilliant Basics) a product design and customer experience innovator with experience in executing global programs. The business acquisition was completed by entering into a share purchase agreement for cash consideration of $4 million, contingent consideration of up to $3 million and an additional consideration of $2 million, referred to as retention bonus, payable to the employees of Brilliant Basics at each anniversary year over the next two years from the date of acquisition, subject to their continuous employment with the group at each anniversary.

The payment of contingent consideration to sellers of Brilliant Basics is dependent upon the achievement of certain financial targets by Brilliant Basics over a period of 3 years ending on March, 2020.

The fair value of contingent consideration is determined by discounting the estimated amount payable to the sellers of Brilliant Basics on achievement of certain financial targets. The key inputs used in determination of the fair value of contingent consideration are the discount rate of 10% and the probabilities of achievement of the financial targets. The undiscounted value of contingent consideration is $1 million and $2 million as of March 31, 2020 and March 31, 2019, respectively.

The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill.

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

			(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	—	—	—
Intangible assets – customer relationships	—	2	2
Deferred tax liabilities on intangible assets	—	—	—
	—	2	2
Goodwill			5
Total purchase price			7

*	Includes cash and cash equivalents acquired of less than $1 million

The goodwill is not tax deductible.

The gross amount of trade receivables acquired and its fair value is less than $1 million and the amounts have been substantially collected.

The fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Paid	4
Fair value of contingent consideration	3
Total purchase price	7

The transaction costs of less than $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2018

WongDoody Holding Company Inc.

On May 22, 2018, Infosys acquired 100% of the voting interests in WongDoody Holding Company Inc., (WongDoody) an US-based, full-service creative and consumer insights agency. The business acquisition was completed by entering into a share purchase agreement for a total consideration of up to $75 million, which includes a cash consideration of $38 million, contingent consideration of up to $28 million and an additional consideration of up to $9 million, referred to as retention bonus, payable to the certain employees of WongDoody over the next three years from the date of acquisition, subject to their continuous employment with the Group.

WongDoody, brings to Infosys the creative talent and marketing and brand engagement expertise. Further the acquisition is expected to strengthen Infosys’ creative, branding and customer experience capabilities to bring innovative thinking, talent and creativity to clients.

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	5	—	5
Intangible assets – customer contracts and relationships	—	20	20
Intangible assets – Trade name	—	1	1
	5	21	26
Goodwill			25
Total purchase price			51

*	Includes cash and cash equivalents acquired of $8 million.

Goodwill is tax deductible

The fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Consideration	38
Fair value of contingent consideration	13
Total purchase price	51

The gross amount of trade receivables acquired and its fair value is $2 million and the amount has been fully collected.

The payment of contingent consideration to sellers of WongDoody is dependent upon the achievement of certain financial targets by WongDoody. At the acquisition date, the key inputs used in determination of the fair value of contingent consideration are the discount rate of 16% and the probabilities of achievement of the financial targets. The undiscounted value of contingent consideration as of March 31, 2020 and March 31, 2019 is $19 million and $17 million, respectively.

The transaction costs of less than $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2019.

Fluido Oy

On October 11, 2018, Infosys Consulting Pte Limited (a wholly owned subsidiary of Infosys Limited) acquired 100% of voting interests in Fluido Oy (Fluido), a Nordic-based Salesforce advisor and consulting partner in cloud consulting, implementation and training services for a total consideration of up to Euro 65 million (approximately $75 million), comprising of cash consideration of Euro 45 million (approximately $52 million), contingent consideration of up to Euro 12 million (approximately $14 million) and retention payouts of up to Euro 8 million (approximately $9 million), payable to the employees of Fluido over the next three years from the date of acquisition, subject to their continuous employment with the Group.

Fluido brings to Infosys Salesforce expertise, alongside an agile delivery process that simplifies and scales digital efforts across channels and touchpoints. Further, Fluido strengthens Infosys’ presence across the Nordics region with developed assets and client relationships. The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill.

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	2	—	2
Intangible assets – customer contracts and relationships	—	21	21
Intangible assets – Salesforce Relationships	—	8	8
Intangible assets – Brand	—	4	4
Deferred tax liabilities on intangible assets	—	(7)	(7)
	2	26	28
Goodwill			32
Total purchase price			60

*	Includes cash and cash equivalents acquired of $4 million.

Goodwill is not tax deductible

The fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash consideration	52
Fair value of contingent consideration	8
Total purchase price	60

The gross amount of trade receivables acquired and its fair value is $4 million and the amount is fully collected.

The payment of contingent consideration to sellers of Fluido is dependent upon the achievement of certain financial targets by Fluido. At the acquisition date, the key inputs used in determination of the fair value of contingent consideration are the discount rate of 16% and the probabilities of achievement of the financial targets. The undiscounted value of contingent consideration as of March 31, 2020 and March 31, 2019 was EUR 9 million ($10 million) and EUR 8 million ($9 million), respectively.

The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2019.

Infosys Compaz Pte Limited (formerly known as Trusted Source Pte Ltd)

On November 16, 2018, Infosys Consulting Pte Limited (a wholly owned subsidiary of Infosys Limited) acquired 60% stake in Infosys Compaz Pte. Ltd, a Singapore based IT services company. The business acquisition was completed by entering into a share purchase agreement for a total consideration of up to SGD 17 million (approximately $13 million on acquisition date), which includes a cash consideration of SGD 10 million (approximately $8 million on acquisition date), contingent consideration of up to SGD 7 million (approximately $5 million on acquisition date).

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	13	—	13
Intangible assets – customer contracts and relationships	—	6	6
Deferred tax liabilities on intangible assets	—	(1)	(1)
	13	5	18
Less: Non-controlling interests			(7)
Total purchase price			11

*	Includes cash and cash equivalents acquired of $9 million.

The fair value of each major class of consideration as at the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Consideration	8
Fair value of contingent consideration	3
Total purchase price	11

The gross amount of trade receivables acquired and its fair value is $7 million and the amount has been substantially collected.

The payment of contingent consideration to sellers of Infosys Compaz Pte. Ltd is dependent upon the achievement of certain revenue targets by Infosys Compaz Pte. Ltd. At the acquisition date, the key inputs used in determination of the fair value of contingent consideration are the discount rate of 9% and the probabilities of achievement of the financial targets. The undiscounted value of contingent consideration as at March 31, 2020 and March 31, 2019 is $5 million (SGD 7 million) and $5 million (SGD 7 million), respectively.

The transaction costs of less than $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2019.

HIPUS Co. Ltd. (formerly Hitachi Procurement Service Co. Ltd)

On April 1, 2019, Infosys Consulting Pte Limited (a wholly owned subsidiary of Infosys Limited) acquired 81% of the ownership and voting interests in Hitachi Procurement Service Co., Ltd.,(HIPUS), Japan, a wholly-owned subsidiary of Hitachi Ltd, Japan, for a total cash consideration of JPY 3.29 billion (approximately $30 million). The Group’s equity interest in HIPUS on the date of acquisition and as at March 31, 2020 is 81%. The non-controlling shareholders of HIPUS have a put option which, if exercised, would require the Group to purchase the remaining shares in HIPUS. Consequently, the Group recorded a financial liability with a corresponding adjustment to equity

HIPUS handles indirect materials purchasing functions for the Hitachi Group. The entity provides end-to-end procurement capabilities, through its procurement function expertise, localized team and BPM networks in Japan. The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an amortizable intangible asset.

The purchase price has been allocated based on management’s estimates, assumptions and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	6	—	6
Intangible assets - Customer contracts and relationships	—	17	17
Deferred tax liabilities on intangible assets	—	(5)	(5)
	6	12	18
Goodwill			16
Less: Non-controlling interest			(4)
Total purchase price			30

* Includes cash and cash equivalents acquired of $26 million

Goodwill is not tax deductible.

The gross amount of trade receivables acquired and its fair value is $202 million and the amount has been fully collected. Trade payables as on the acquisition date amounted to $218 million.

The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2019.

Stater N.V.

On May 23, 2019, Infosys Consulting Pte Limited (a wholly owned subsidiary of Infosys Limited) acquired 75% of ownership and voting interests in Stater N.V (Stater), a wholly-owned subsidiary of ABN AMRO Bank N.V., Netherland, for a total cash consideration of upto Euro 154 Million (approximately $171 Million). The Group’s equity interest in Stater on the date of acquisition and as at March 31, 2020 is 75%. The Group has a call option to acquire the remaining shareholdings held by non-controlling interests in Stater. The non-controlling shareholders of Stater also have a put option which, if exercised, would require the Group to purchase the remaining shares in Stater. Consequently, the Group recorded a financial liability with a corresponding adjustment to equity.

Stater brings European mortgage expertise and a robust digital platform to drive superior customer experience. The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill.

The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an amortizable intangible asset.

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	78	—	78
Intangible assets - Customer contracts and relationships	—	79	79
Intangible assets - Technology	—	16	16
Intangible assets - Brand	—	3	3
Deferred tax liabilities on intangible assets	—	(20)	(20)
	78	78	156
Goodwill			57
Less: Non controlling interest			(42)
Total purchase price			171

*	Includes cash and cash equivalents acquired of $73 million

Goodwill is not tax deductible.

The gross amount of trade receivables acquired and its fair value is $11 million and the amount is substantially collected.

The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2020.

Outbox Systems Inc. dba Simplus

On March 13, 2020, Infosys Nova Holdings LLC (a wholly owned subsidiary of Infosys Limited) acquired 100% of voting interests in Outbox Systems Inc. dba Simplus, a US based Salesforce advisor and consulting partner in cloud consulting, implementation and training services for a total consideration of up to $250 million, comprising of cash consideration of $180 million, contingent consideration of up to $20 million, additional performance bonus and retention payouts of upto $50 million payable to the employees of Simplus over the next three years from the date of acquisition, subject to their continuous employment with the Group and meeting certain targets. Performance and retention bonus is recognized in employee benefit expenses in the statement of comprehensive income over the period of service.

Simplus brings to Infosys globally recognized Salesforce expertise, industry knowledge, solution assets, deep ecosystem relationships and a broad clientele, across a variety of industries. The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. Goodwill includes the value expected from addition of new customers and estimated synergies which does not qualify as an intangible asset.

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	3	—	3
Intangible assets - Customer contracts and relationships	—	20	20
Intangible assets - Salesforce Relationships	—	43	43
Intangible assets - Brand	—	15	15
Deferred tax liabilities on intangible assets	—	(20)	(20)
	3	58	61
Goodwill			130
Total purchase price			191
*	Includes cash and cash equivalents acquired of $1 million

Goodwill is not tax deductible.

The fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Purchase price allocated
Cash consideration	180
Fair value of contingent consideration	11
191

The gross amount of trade receivables acquired and its fair value is approximately $10 million and the amount is fully recoverable.

The payment of contingent consideration to sellers of Simplus is dependent upon the achievement of certain financial targets by Simplus. At the acquisition date, the key inputs used in determination of the fair value of contingent consideration are the discount rate of 10.5% and the probabilities of achievement of the financial targets. The undiscounted value of contingent consideration as of March 31, 2020 was $13 million.

The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2020.

b. Disposal group held for sale

Accounting policy

Non-current assets and disposal groups are classified as held for sale if their carrying amount is intended to be recovered principally through sale rather than through continuing use. The condition for classification of held for sale is met when the non-current asset or the disposal group is available for immediate sale and the same is highly probable of being completed within one year from the date of classification as held for sale. Non-current assets and disposal groups held for sale are measured at the lower of carrying amount and fair value less cost to sell. Non-current assets and disposal group that ceases to be classified as held for sale shall be measured at the lower of carrying amount before the non-current asset and disposal group was classified as held for sale adjusted for any depreciation/ amortization and its recoverable amount at the date when the disposal group no longer meets the "Held for Sale" criteria.

During fiscal 2018, the Company initiated identification and evaluation of potential buyers for its subsidiaries, Kallidus and Skava (together referred to as "Skava”) and Panaya, collectively referred to as the “Disposal Group”. The disposal group was classified and presented separately as “Held for Sale” and was carried at the lower of carrying value and fair value. Consequently, a reduction in the fair value of disposal group held for sale amounting to $18 million in respect of Panaya has been recognized for fiscal 2018. During fiscal 2019, on remeasurement, including consideration of progress in negotiations on offers from prospective buyers for Panaya, the Company recorded a reduction in the fair value of disposal group held for sale amounting to $39 million in respect of Panaya.

Further, based on evaluation of proposals received and progress of negotiations with potential buyers, the Company concluded that the disposal group did not meet the criteria for “Held for Sale’ classification because it was no longer highly probable that sale would be consummated by March 31, 2019 ( twelve months from date of initial classification as “Held for Sale”) Accordingly, in accordance with IFRS 5 -" Non current Assets held for Sale and Discontinued Operations", the assets and liabilities of Panaya and Skava have been included on a line by line basis in the consolidated financial statements for the year ended and as at fiscal 2019.

On reclassification from “Held for Sale”, the assets of Panaya and Skava have been remeasured at the lower of cost and recoverable amount resulting in recognition of an adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale" of $65 million (comprising of $52 million towards goodwill and $13 million towards value of customer relationships) in respect of Skava in the consolidated statement of comprehensive income for fiscal 2019.